PROVISIONS - Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Current portion of total provisions	$ 14.5	$ 5.4
Non-current portion of total provisions	285.1	360.1
Total provisions	299.6	365.5
Asset retirement obligations
Disclosure of other provisions [line items]
Total asset retirement obligations	279.6	347.4	$ 298.5
Current portion of total provisions	14.5	5.4
Non-current portion of total provisions	265.1	342.0
Other
Disclosure of other provisions [line items]
Total other provisions	$ 20.0	$ 18.1